IFRS 7 - Disclosure - Credit Risk - Summary of Exposure to Credit Risk (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Oct. 31, 2019
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 849,023	$ 756,150
OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	13,270	6,550
Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	419,467	351,600
Business and government portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	241,776	182,169
Business and government portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	55,042	52,924
Business and government portfolios [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	211,341	169,652
Business and government portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	86,997	77,696
Business and government portfolios [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	19,908	26,574
Business and government portfolios [member] | Repo style transaction collateral [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	195,597	157,415
Retail portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	256,450	256,195
Retail portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	84,925	73,070
Retail portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	234	311
Standardized portfolios [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	76,533	64,286
Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	11,414	10,688
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,044,620	913,565
Gross carrying amount [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	615,064	509,015
Gross carrying amount [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 341,609	$ 329,576